Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Assets at Fair Value through Profit or Loss and Other Comprehensive Income	Financial assets at fair value through profit or loss
	Fair value / book value
Consolidated	12/31/2025	12/31/2024
Government bonds	11,369,995	8,684,734
- Financial treasury bill (LFT)(1)	377,269	354,910
- National treasury bill (LTN)(1)	1,053,142	425,016
- National treasury notes (NTN-B)(1)	8,331,749	7,843,046
- National treasury notes (NTN-F)(1)	1,599,085	41,454
- Government bonds of foreign governments	8,750	20,308
Private securities	174,349	405,612
- Certificates of real estate receivables (2)	26,516	152,762
- Agribusiness receivables certificates (2)	61,000	64,427
- Debentures (2)	86,833	97,906
- Real estate credit bill (2)	-	90,517
Investment fund quotas	168,306	182,871
- Investment fund quotas	168,306	182,871
Total	11,712,650	9,273,217
Financial assets at fair value through other comprehensive income
	Fair value / book value
Consolidated	12/31/2025	12/31/2024
Private securities (2)	1,385,470	1,063,568
- Certificates of real estate receivables	903,281	857,201
- Certificates of agribusiness receivables	40,772	30,012
- Rural product note	-	74,766
- Debentures	326,345	75,688
- Commercial notes	115,072	25,901
Investment fund quotas	1,923,285	1,316,089
- Investment fund quotas	1,923,285	1,316,089
Total	3,308,755	2,379,657

(1)	Government bonds are under the custody of the Special Settlement and Custody System (SELIC) of the Central Bank of Brazil whose fair value was calculated by means of prices disclosed by ANBIMA - Brazilian Association of Financial Market and Capital Entities.
(2)	The Certificates of Real Estate Receivables, Certificates of Agribusiness Receivables, Rural Product Notes, Debentures, Real Estate Credit Bill and Commercial notes are classified at Fair Value through Profit or Loss (“FVTPL”) or Fair Value through Other Comprehensive Income (“FVTOCI”) and they are registered with the Clearing House of Custody and Financial Settlement of Securities (“B3 S.A.”), the valuation of which is carried out by IPCA or CDI rate + fixed interest rate.